Shareholder's Equity (Details) $ / shares in Units, ¥ in Thousands						12 Months Ended
		Dec. 15, 2023 shares	Nov. 29, 2023 $ / shares shares	Feb. 02, 2021 $ / shares shares	Feb. 02, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Aug. 23, 2023 shares	Jul. 31, 2023 USD ($) shares	May 08, 2021 shares	Dec. 31, 2020 shares
Shareholder's Equity (Details) [Line Items]
Underwritten public offering shares					20,577
Net proceeds (in Yuan Renminbi) | ¥					¥ 111,559
Other offering expenses (in Yuan Renminbi) | ¥					¥ 18,244
Company issued earn-out shares											8,334
Ordinary shares incentive plan		1,000,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024
Additional round-up shares			34,224
Warrants outstanding						10,352,236
Aggregate shares (in Dollars) | $						$ 33,399
Warrants issued						23,663
Exercisable ordinary share (in Dollars per share) | $ / shares						$ 2,760
Warrant price per share (in Dollars per share) | $ / shares						2.4
Last sale price (in Dollars per share) | $ / shares						$ 3,960
Warrants purchase price				20,577
Warrants shares				740,740
New warrants share
Purchase of shares							138	4,167				4,167
Public Offering [Member]
Shareholder's Equity (Details) [Line Items]
Warrants issued						5,679,011
Exercisable price (in Dollars per share) | $ / shares							$ 2,760
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Purchase shares						9,736
Private Warrants [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding						4,673,225
Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized			12
Additional round-up shares	[1]					34,224	350	3
Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized			20,000,000
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.002
Ordinary shares authorized			20,000,000			20,000,000	1,666,667
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024			$ 0.024	$ 0.024
Ordinary shares authorized				20,577
Purchase of shares						8,333				234,121
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares									41,667
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.002
Class A Ordinary Shares One [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares										234,121
Accrued interest (in Dollars) | $										$ 39,000
Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized			5,000,000
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.002
Ordinary shares authorized			240,000,000			5,000,000	416,667
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024			$ 0.024	$ 0.024
Ordinary shares authorized			220,000,000
Class B Ordinary Shares [Member] | Share Capital [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.002
Ordinary shares authorized			5,000,000
Class B Ordinary Shares [Member] | Public Offering [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary shares authorized			60,000,000
Class B Ordinary Shares [Member] | Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary shares authorized			55,000,000
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.024
Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.002
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Exercisable price (in Dollars per share) | $ / shares				$ 972
Offering price per share (in Dollars per share) | $ / shares				$ 2.4
Purchase of shares							1,250
SAPC [Member]
Shareholder's Equity (Details) [Line Items]
Warrants expire term						5 years

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.